CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 5) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Cash and equivalents	$ 24,992	$ 8,190	$ 23,207
Trade and other receivables	3,374	4,023
Investments	16,950	12,104	2,255
Restricted cash and equivalents	12,018	11,994
Financial Assets	57,334	36,311
Financial Liabilities:
Accounts payable and accrued liabilities	7,178	7,930
Debt obligations	615	1,002	$ 0
Financial Liabilities	7,793	8,932
Equity Instruments (Shares)
Financial Assets:
Investments	16,657	11,971
Equity Instruments (Warrants)
Financial Assets:
Investments	293	133
Elliot Lake Reclamation Trust Fund
Financial Assets:
Restricted cash and equivalents	2,883	2,859
Credit Facility Pledged Assets
Financial Assets:
Restricted cash and equivalents	9,000	9,000
Reclamation Letter of Credit Collateral
Financial Assets:
Restricted cash and equivalents	$ 135	$ 135